Form N-1A Supplement	Jun. 23, 2025
Invesco EQV European Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco EQV European Equity Fund

(the “Fund”)

Important Notice Regarding Changes in Fund Name, Fees and Investment Strategies

The purpose of this supplement is to provide you notice of changes to the current Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The Board of Trustees (the “Board”) of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”) approved changes to the name (renaming the Fund “Invesco International Value Fund”), management fees and principal investment strategies, including the removal of the 80% investment policy, of the Fund in connection with repositioning the Fund to an international value fund. Shareholders of the Fund should be aware that, in connection with the Fund’s repositioning, the changes outlined below will be effectuated on June 23, 2025 or on or about August 22, 2025, as applicable.

Due to the repositioning, the Fund may experience a higher than normal portfolio turnover rate, which may result in increased transaction costs and potentially increased capital gain distributions to shareholders.